Pensions (Tables)	12 Months Ended
Dec. 31, 2023
Pensions [Abstract]
Schedule of Balance Sheet	The amounts recognized in the balance sheet are as follows:
	December 31, 2023	December 31, 2022
Present value of defined benefit obligation	$-	$101,505
Fair value of plan assets	(460,732)	(482,957)
Net defined benefit asset	$(460,732)	$(381,452)

Schedule of Movements in Net Defined Benefit Assets	Movements in net defined benefit assets are as follows.
Year ended December 31, 2023	Present value of defined benefits obligation	Fair value of plan assets	Net defined benefit asset

Balance at January 1	$101,505	$(482,957)	$(381,452)
Current service cost	17,257	-	17,257
Interest expense (income)	1,504	(7,154)	(5,650)
Net exchange differences	(1,151)	(279)	(1,430)
	119,115	(490,390)	(371,275)
Remeasurements:
Return on plan asset	$-	($1,045)	($1,045)
Experience adjustment	(88,412)	-	(88,412)
	(88,412)	(1,045)	(89,457)
Paid pension	(30,703)	30,703	-
At December 31	$-	$(460,732)	$(460,732)
Year ended December 31, 2022	Present value of defined benefits obligation	Fair value of plan assets	Net defined benefit asset

Balance at January 1	$83,205	$(495,059)	$(411,854)
Interest expense (income)	634	(3,770)	$(3,136)
Net exchange differences	(9,014)	49,961	40,947
	74,825	(448,868)	(374,043)

Remeasuments:
Return on plan assets	$-	$(34,089)	$(34,089)
Change in financial assumptions	13,799	-	13,799
Experience adjustments	12,881	-	12,881
	26,680	(34,089)	(7,409)
Balance at December 31	$101,505	$(482,957)	$(381,452)

Schedule of Principal Actuarial Assumptions	The principal actuarial assumptions used were as follows:
	Year ended December 31, 2023	Year ended December 31, 2022
Discount rate	1.09%	1.48%
Future Salary increases	0.00%	5.00%

Schedule of Present Value of Defined Benefit Obligation	Because the main actuarial assumption changed, the present value of defined benefit obligation is affected. The analysis was as follows:
	Discount rate		Future salary increases
	Increase 0.5%	Decrease 0.5%	Increase 0.5%	Decrease 0.5%
December 31, 2023
Effect on present value of defined benefit obligation	$-	$-	$-	$-
December 31, 2022
Effect on present value of defined benefit obligation	$(8,597)	$9,541	$9,150	$(8,369)